Additional Information – Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Statements of Cash Flows - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in)/generated from operating activities	¥ 4,075	$ 574	¥ (22,570)	¥ (10,358)
Cash flows from investing activities:
Cash paid for investments in subsidiaries, VIEs and subsidiaries of VIEs	(59,263)	(8,347)	(56,566)	(38,387)
Cash received from maturity of time deposits				45,674
Net cash generated from/ (used in) investing activities	(59,263)	(8,347)	(56,566)	7,287
Cash flows from financing activities:
Proceeds of offering, net of issuance costs			93,526
Net cash generated from financing activities			93,526
Effect of exchange rate changes on cash and cash equivalents	1,024	144	967	(1,619)
Net (decrease)/increase in cash and cash equivalents	(54,164)	$ (7,629)	15,357	(4,690)
Cash and cash equivalents at the beginning of year	57,168		41,811	46,501	$ 8,052
Cash and cash equivalents at the end of year	¥ 3,004		¥ 57,168	¥ 41,811	$ 423